Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Presents the Outstanding Warrants
3)	The following table presents the outstanding warrants, as of June 30, 2026 and their terms:

Date of issuance	Number of outstanding warrants(**)		Exercise price for one Ordinary share(**)		Expiration date
February 16, 2023	204			$17,493	November 29, 2027
February 16, 2023	19	(*)	NIS	64,362	November 29, 2027
June 15, 2023	237			$12,600	June 12, 2028
January 25, 2024	847			$5,250	January 25, 2029
May 14, 2025	2,198			$787.5	May 14, 2030
July 28, 2025	15,110			$87.36	July 7, 2030
September 30, 2025	45,627			$87.36	September 30, 2030
December 4, 2025	24,573			$87.36	December 4, 2030
December 30, 2025	11,447			$87.36	December 30, 2030
February 12, 2026	11,447			$87.36	February 11, 2031
March 10, 2026	11,447			$87.36	March 9, 2031
April 27,2026	11,447			$87.36	April 26, 2031
June 1, 2026	99,800			$87.36	May 31, 2031
June 15, 2026	149,701			$87.36	June 14, 2031

(*)	Classified as a warrants’ liability of $0.

(**)	Number of outstanding warrants and exercise prices have been adjusted to give retroactive effect to the down round anti-dilution provision included in the terms of such warrants, as affected by new equity investments up to June 30, 2026 (see also note 9B).

Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price

Information on the share option awards outstanding and the related weighted average exercise price as of and for the six months ended June 30, 2026, are presented in the table below:

Relating to options:	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value
Outstanding at beginning of the period	6,718	$2.1-$259,440	$504,765
Granted	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at end of the period	6,718	$2.1-$259,440	$13,085
Exercisable at end of the period	1,981	$2.1-$259,440	$4,491

*	Per 1 Ordinary Share with no par value.

Schedule of Stock-Based Awards Outstanding

The following table summarizes information about stock-based awards outstanding and exercisable at June 30, 2026:

	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$2.1-$871.5	6,643	4.3	1,906	4.3
$42,000-$64,470	40	5.7	40	5.7
$105,000	6	2.0	6	2.0
$129,660;$194,550;$259,440	29	5.7	29	5.7
	6,718	4.3	1,981	4.4

Schedule of Share-Based Compensation Expense

Share-based compensation expense for the periods ended June 30, 2026 and 2025 was as follows (U.S. dollars in thousands):

	Six months ended June 30
	2026	2025
Cost of revenue	-	7
Research and development	35	235
Sales and marketing	173	92
General and administrative	507	179
Total share-based compensation expenses	715	513

Schedule of Fair Value of Option Grants

The calculated fair value of options granted in the six months period ended June 30, 2025 was estimated using the Black-Scholes pricing model with the following assumptions (no options were granted in 2026):

Risk-free interest rate	4.57%
Expected option term (in years)	5
Expected price volatility	120%
Fair value of an ordinary share	$2,360.4
Dividend yield	0%